Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other receivables [Abstract]
Accounts receivable	$ 17,995	$ 47,149
Less: allowance for doubtful accounts	(796)	(3,066)
Accounts receivable, net	17,199	44,083
Other	558	158
Total	$ 17,757	$ 44,241